STARTECH ENVIRONMENTAL CORPORATION
                         15 OLD DANBURY ROAD, SUITE 203
                                WILTON, CT 06897
                                 (203) 762-2499

February 1, 2005

CONFIDENTIAL
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VIA EDGAR AND FEDERAL EXPRESS
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Pamela Ann Long
Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street N.W.
Washington, DC 20549-0404

Re:  Startech Environmental Corporation
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     Amendment No. 4 to Registration Statement on Form S-1
     File No. 333-119668
     Filed February 1, 2005

Dear Ms. Long:

     Based on conversations between our outside counsel, Kramer Levin Naftalis & Frankel LLP, and members of the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the "Commission") relating to the above-captioned registration statement on Form S-1 (the "Form S-1"), Startech Environmental Corporation (the "Company" or "we") is transmitting today, via EDGAR, Amendment No. 4 ("Amendment No. 4") to the Form S-1 to address the most recent comments from the Commission.

     In particular, Amendment No. 4 reflects the following three principal changes to the Form S-1:

     (1) Deletes from the list of transactions being registered the issuance by the Company of its shares of Common Stock to holders of the Warrants upon exercise of the Warrants;

     (2) Updates the text of the Form S-1 to reflect the information contained in the Company's Form 10-K for the fiscal year ended October 31, 2004, including the Company's audited consolidated financial statements for the fiscal year ended October 31, 2004, which Form 10-K was filed with the Commission on Friday, January 28, 2005; and

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     (3)  Corrects the number of shares of Common Stock issuable upon the exercise of Warrants in the selling securityholder table on behalf of The Nutmeg Group L.L.C. to address the absence of two shares of Common Stock issuable upon the exercise of the Warrants that were previously missing from the S-1.

     Enclosed with a hard copy of this letter is a marked copy of Amendment No. 4 to identify the changes that have been made to the Form S-1 from Amendment No. 3, which was filed with the Commission on January 21, 2005.

     Based on the foregoing, the undersigned hereby respectfully requests that pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, that the Commission accelerate the effectiveness of the Form S-1 to Thursday, February 3, 2005 at 5:00 P.M. (EST), or as soon thereafter as is practicable.

     In connection with the request to accelerate effectiveness of the filing, the Company acknowledges that:

     o should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

     o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     o the Company may not assert the declaration of the effectiveness of the filing as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Should you have any questions or comments concerning this letter or its contents, please contact me at (203) 210-0147.

                                        Respectfully submitted,


                                        /s/ Peter J. Scanlon
                                        Chief Financial Officer, Treasurer and
                                        Secretary



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